Equity Accounted Investees, Other Investments and Non-Current Accounts Receivable - Summary of Combined Selected Information of the Statements of Operations (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of associates [line items]
Sales	$ 276,855	$ 257,437	$ 249,477
Operating earnings	27,359	28,797	33,948
Income before income tax	15,511	13,700	17,616
Net income	11,256	16,641	15,204
Associates [member]
Disclosure of associates [line items]
Sales	28,487	28,158	29,791
Operating earnings	4,401	4,458	4,730
Income before income tax	2,182	2,451	3,111
Net income	$ 1,711	$ 1,891	$ 1,860